Basis of measurement - Financial instruments by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1 of fair value hierarchy [member] | Suppliers | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	R$ 184,618	R$ 146,611
Financial liabilities, at fair value	184,618	146,611
Level 2 of fair value hierarchy [member] | Loans and leases liabilities | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	701,902	717,418
Financial liabilities, at fair value	701,902	717,418
Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	545,750	600,720
Financial liabilities, at fair value	545,750	600,720
Level 2 of fair value hierarchy [member] | Obligations from acquisition of investment | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	352,751	223,426
Financial liabilities, at fair value	352,751	223,426
Level 2 of fair value hierarchy [member] | Related parties [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	620,842	769,792
Financial liabilities, at fair value	620,842	769,792
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	57,480	47,059
Financial liabilities, at fair value	57,480	47,059
Cash and banks | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	291,194	207,449
Financial assets, at fair value	291,194	207,449
Interest earning bank deposits | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	132,072	64,158
Financial assets, at fair value	132,072	64,158
Trade receivables [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	803,523	702,980
Financial assets, at fair value	803,523	702,980
Related parties [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	29,322	26,180
Financial assets, at fair value	R$ 29,322	R$ 26,180